Cash used in operations (Tables)	6 Months Ended
Dec. 31, 2023
Cash used in operations
Schedule of cash used in operations

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Profit/(loss) before income tax	27,219	9,255	(5,585)	(25,115)
Adjustments for:
Depreciation	4,153	3,609	8,255	7,087
Amortization	50,495	44,971	97,340	85,110
(Profit)/loss on disposal of intangible assets	(399)	2,588	(29,880)	(14,020)
Net finance costs/(income)	275	(12,115)	34,894	18,873
Non-cash employee benefit expense - equity-settled share-based payments	736	626	1,476	1,155
Foreign exchange losses on operating activities	619	5,140	477	3,967
Reclassified from hedging reserve	250	(367)	(2)	(530)
Changes in working capital:
Inventories	1,022	480	(859)	(1,072)
Prepayments	9,286	4,638	(10,833)	(10,928)
Contract assets – accrued revenue	(14,476)	(7,366)	(18,487)	(17,266)
Trade receivables	(39,110)	(64,070)	(44,355)	(48,087)
Other receivables	9,612	(497)	7,863	(857)
Contract liabilities – deferred revenue	(64,780)	(23,898)	(18,581)	(14,716)
Trade and other payables	(23,602)	(19,821)	(31,839)	(36,974)
Provisions	688	194	(2,025)	359
Cash used in operations	(38,012)	(56,633)	(12,141)	(53,014)